Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Mar. 31, 2018	Mar. 31, 2017
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 6,614	¥ 6,335
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,394	2,494
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,168	2,047
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,512	1,315
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 540	¥ 479

[1]	Other than above, there were \544 billion and \344 billion of government, agency and municipal securities reported within Other assets-Non-trading debt securities in the consolidated balance sheets as of March 31, 2017 and 2018, respectively. These securities are primarily Japanese government, agency and municipal securities.